POST-EMPLOYMENT BENEFITS - Narrative (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 GBP (£)
Disclosure of defined benefit plans [line items]
Property assets contributed to partnership | £				£ 171
Contributions to pension plan	€ 61	€ 56	€ 58
Estimate of contributions expected to be paid to plan for next annual reporting period	53
Current provision for other employee benefit liabilities	17	19
Non-current provision for other employee benefit liabilities	43	53
Contributions to defined contribution plan	€ 26	€ 27	€ 25
Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	22 years
Great Britain
Disclosure of defined benefit plans [line items]
Description of funding arrangements and funding policy that affect future contributions	€ 13
Present value of obligation, percentage	74.00%			74.00%
Fair value of assets, percentage	75.20%			75.20%
Contributions to pension plan	€ 5
Additional future funding levels to plan	€ 0
Great Britain | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	23 years
Germany
Disclosure of defined benefit plans [line items]
Present value of obligation, percentage	15.30%			15.30%
Fair value of assets, percentage	16.80%			16.80%
Germany | Weighted average
Disclosure of defined benefit plans [line items]
Duration of defined benefit obligation	16 years